Subsequent Events	12 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
26.	Subsequent Events

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify subsequent events that would have required adjustment or disclosure in the financial statements.